COMMITMENTS AND CONTINGENCIES - Repurchase of common stock (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Nov. 07, 2022 USD ($)
Repurchase of common stock
Value of ADS repurchased	$ 485,931		$ 124,929
ADS
Repurchase of common stock
Authorized amount for share repurchases				$ 700,000
Number of ADS repurchased | shares	14,443,913	14,443,913	109,495
Value of ADS repurchased		¥ 485.9	$ 5,000